Commitments and Contingencies - Future Minimum Charter Hire Receipts (Table) (Details) $ in Thousands	Jun. 30, 2017 USD ($)
Commitments and Contingencies [Abstract]
2018	$ 170,872
2019	117,386
2020	104,850
2021	63,730
2022	53,564
Thereafter	140,997
Total	$ 651,399